SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 2,409	$ 2,293	$ 2,223
Less: accumulated depreciation	(2,063)	(1,977)	(1,781)
Total property and equipment, net	346	316	442
Total property and equipment, net	346	316	442
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	202	192	171
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	2,102	1,999	1,950
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	29	29	29
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 76	$ 73	$ 73